780 North Water Street Milwaukee, WI 53202-3590 Tel: 414 273-3500 Fax: 414 273-5198 www.gklaw.com

June 5, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Marshall Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

On behalf of Marshall Funds, Inc. (the “Company”), in lieu of filing the form of Prospectuses and the Statement of Additional Information for all share classes of the Marshall Large-Cap Value Fund, Marshall Large-Cap Growth Fund, Marshall Mid-Cap Value Fund, Marshall Mid-Cap Growth Fund, Marshall Small-Cap Growth Fund, Marshall International Stock Fund, Marshall Aggregate Bond Fund,  Marshall Government Income Fund, Marshall Short-Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall Short-Term Income Fund, Marshall Prime Money Market Fund, Marshall Government Money Market Fund and Marshall Tax-Free Money Market Fund, each a portfolio of the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectuses and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectuses and the Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e., Post-Effective Amendment No. 49 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 49 was filed electronically via EDGAR on June 1, 2007.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Susan M. Hoaglund

Susan M. Hoaglund

cc:

John M. Blaser
Cameron S. Avery
Carol A. Gehl
Ellen Drought

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; WASHINGTON, DC; AND SHANGHAI, PRC GODFREY & KAHN IS A MEMBER OF TERRALEX® , A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.